Commitments	12 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
Note 10- Commitments

On June 14, 2011, pursuant to an arrangement with the representative of the underwriters to provide special financial advisory services in connection with a potential Business Transaction, the underwriters waived their right to receive the Deferred Underwriting Discount